Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (9,627,185)	$ (1,651,707)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(42,746)	(7,721)
Change in fair value of warrant liability	6,342,500	590,001
Transaction costs		828,364
Compensation expense		51,667
Unrealized gainloss on marketable securities held in Trust Account	(744)	16,467
Changes in operating assets and liabilities:
Prepaid expenses	164,310	(747,842)
Accounts payable and accrued expenses	2,455,273	106,477
Net cash used in operating activities	(708,592)	(814,294)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(287,500,000)
Net cash used in investing activities		(287,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		281,750,000
Proceeds from sale of Private Placement Warrants		7,750,000
Proceeds from promissory note – related party		88,686
Repayment of promissory note – related party		(88,686)
Payment of offering costs		(405,414)
Repayment of advances from related party	(25,000)
Net cash provided by financing activities	(25,000)	289,094,586
Net Change in Cash and Cash Equivalents	(733,592)	780,292
Cash and Cash Equivalents – Beginning of period	780,292
Cash and Cash Equivalents – End of period	46,700	780,292
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption		251,758,580
Change in value of Class A common stock subject to possible redemption	$ (36,512,092)	(770,672)
Deferred underwriting fee payable		10,062,500
Initial classification of warrant liability		22,272,500
Offering costs by the Sponsor in exchange for the issuance of Class B common stock		25,000
Issuance of Class C common stock to Sponsor		$ 575